Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Brokerage and Investment Management Portfolio	Apr. 29, 2025
Select Brokerage and Investment Management Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	35.74%
Past 5 years	19.77%
Past 10 years	13.19%
Select Brokerage and Investment Management Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	35.52%
Past 5 years	19.25%
Past 10 years	12.19%
Select Brokerage and Investment Management Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	21.32%
Past 5 years	15.99%
Past 10 years	10.55%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1502
Average Annual Return:
Past 1 year	34.40%
Past 5 years	19.05%
Past 10 years	13.06%